SHIPS, PROPERTY, PLANT AND EQUIPMENT (Details textual) - Dry docking member [Member]	12 Months Ended
Dec. 31, 2023
Bottom of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years 6 months
Top of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years